Property, plant and equipment - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Impairments	€ 510	€ 701	€ 354
Reversal of impairments loss	635	679	€ 381
Capital commitments	€ 5,100	€ 3,953